Eaton Vance

Floating-Rate Municipal Income Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 91.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.1%
Delaware Valley Regional Finance Authority, PA, 0.822%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$10,000	$9,996,600

		$9,996,600

Education — 7.8%
California Infrastructure and Economic Development Bank, (The Colburn School), 1.23%, (SIFMA + 1.20%), 6/1/22 (Put Date), 8/1/37(1)	$20,000	$20,064,800
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 0.61%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	3,665	3,658,989
Montana State University, 0.48%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,680	1,685,426
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 0.484%, (70% of 1 mo. USD LIBOR + 0.42%), 4/1/22 (Put Date), 10/1/44(1)	6,750	6,753,578
Virginia College Building Authority, (University of Richmond), (SPA: U.S. Bank, N.A.), 0.03%, 8/1/34(2)(3)	4,730	4,730,000

		$36,892,793

Electric Utilities — 4.3%
JEA, FL, Electric System Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.05%, 10/1/34(3)	$1,700	$1,700,000
Long Island Power Authority, NY, Electric System Revenue:
Series 2014C, 0.814%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	5,050	5,067,372
Series 2015C, 0.814%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	1,750	1,756,020
Oklahoma Municipal Power Authority, 0.42%, (SIFMA + 0.39%), 1/1/23(1)	3,455	3,455,173
Seattle, WA, Municipal Light and Power Revenue, 0.52%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	8,000	8,023,280

		$20,001,845

General Obligations — 8.0%
Arkansas, 5.00%, 6/15/22	$15,000	$15,699,750
Bethlehem Area School District Authority, PA:
0.544%, (70% of 1 mo. USD LIBOR + 0.48%), 11/1/21 (Put Date), 7/1/31(1)	2,000	1,999,980
0.553%, (70% of 1 mo. USD LIBOR + 0.49%), 11/1/21 (Put Date), 1/1/30(1)	7,940	7,940,000
Connecticut, 0.88%, (SIFMA + 0.85%), 3/1/22(1)	700	702,422
Katy Independent School District, TX, (PSF Guaranteed), 0.329%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(1)	4,800	4,800,528
Massachusetts, 0.668%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	6,400	6,431,552

		$37,574,232

Hospital — 24.2%
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 1.88%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	$7,500	$7,592,550
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 0.63%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,024,250
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 0.03%, 1/15/37(3)	1,500	1,500,000

Security	Principal Amount (000’s omitted)	Value
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	$2,765	$2,854,586
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.134%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,025,180
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.60%, (SIFMA + 0.57%), 12/4/24 (Put Date), 12/1/49(1)	1,800	1,793,106
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.78%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	7,500	7,505,550
Indiana Finance Authority, (Parkview Health), 0.58%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	6,785	6,812,072
Indiana Finance Authority, (Sisters of St. Francis Health Services, Inc. Obligated Group), (LOC: Barclays Bank PLC), 0.01%, 11/1/37(3)	4,045	4,045,000
Iowa Finance Authority, (Iowa Health System), 0.61%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(2)	10,635	10,635,000
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 1.13%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,665	1,673,492
Louisiana Public Facilities Authority, (Louisiana Children’s Medical Center), 0.68%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	9,990,300
Michigan Finance Authority, (Trinity Health Credit Group), 0.51%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(1)	5,000	5,001,050
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 0.75%, (SIFMA + 0.72%), 9/1/23 (Put Date), 9/1/51(1)	10,500	10,500,420
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.105%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,012,240
Ohio, (Cleveland Clinic Health System), 0.43%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)	18,440	18,463,972
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 0.63%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,552,650
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group):
0.58%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	1,003,040
0.68%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	8,200	8,272,242

		$114,256,700

Housing — 6.4%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.58%, (SIFMA + 0.55%), 11/1/23 (Put date), 11/1/48(1)	$3,920	$3,920,000
Massachusetts Housing Finance Agency, (Single Family Housing), 0.36%, (SIFMA + 0.33%), 12/1/21 (Put Date), 12/1/48(1)	3,775	3,775,340
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 0.58%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	10,059,300
Pennsylvania Housing Finance Agency:
0.633%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,440	2,450,785
0.664%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	5,018,850
Washington Housing Finance Commission, 0.58%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	5,000	5,034,350

		$30,258,625

Industrial Development Revenue — 5.3%
Dallas-Fort Worth International Airport Facility Improvement Corp., TX, (FlightSafety Texas, Inc.), (AMT), 0.07%, 7/1/32(3)	$25,000	$25,000,000

		$25,000,000

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.0%
Allegheny County, PA, (AGM), 0.668%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$4,570	$4,588,234

		$4,588,234

Lease Revenue/Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (School Facilities Construction), 1.58%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$2,031,160

		$2,031,160

Other Revenue — 13.7%
Black Belt Energy Gas District, AL, 0.65%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,084,200
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.38%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	2,630	2,636,312
Northern California Gas Authority No. 1, Gas Project Revenue, 0.855%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	3,295	3,313,254
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.922%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,662,925
Southeast Alabama Gas Supply District, (Project No. 2), 0.912%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	6,440	6,502,146
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center):
1.08%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	12,000	12,087,480
1.161%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	2,005,520

		$64,291,837

Special Tax Revenue — 0.0%(4)
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	$35	$0
Series 2010A-2, 5.75%, 5/1/38	60	60,609
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	90	54,165

		$114,774

Transportation — 9.3%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.13%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	$6,900	$7,013,850
Charlotte, NC, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/23	1,750	1,915,532
Lincoln Airport Authority, NE:
(AMT), 5.00%, 7/1/25(6)	515	604,440
(AMT), 5.00%, 7/1/26(6)	750	905,325
Metropolitan Transportation Authority, NY, 0.46%, (SIFMA + 0.43%), 2/1/25 (Put Date), 11/1/31(1)	20,000	19,775,000
Pennsylvania Turnpike Commission:
0.63%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,008,290
0.73%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,514,575
1.01%, (SIFMA + 0.98%), 12/1/21(1)	2,000	2,000,580
South Carolina Transportation Infrastructure Bank, 0.512%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(1)	7,955	7,958,421

		$43,696,013

Water and Sewer — 9.0%
East Bay Municipal Utility District, CA, (SPA: Wells Fargo Bank, N.A.), 0.02%, 6/1/38(3)	$2,500	$2,500,000
Houston, TX, Combined Utility System Revenue, 0.424%, (70% of 1 mo. USD LIBOR + 0.36%), 8/1/21 (Put Date), 5/15/34(1)	1,020	1,020,194
Metropolitan Water District of Southern California:
0.17%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(1)	4,875	4,876,121
0.28%, (SIFMA + 0.25%), 5/21/24 (Put Date), 7/1/47(1)	6,000	6,001,380

Security	Principal Amount (000’s omitted)	Value
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (Liq: State Street Bank and Trust Company), 0.02%, 6/15/45(3)	$25,000	$25,000,000
North Penn Water Authority, PA:
0.39%, (SIFMA + 0.36%), 11/1/22(1)	1,450	1,449,942
0.59%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,700,241

		$42,547,878

Total Tax-Exempt Municipal Obligations — 91.5% (identified cost $430,633,969)		$431,250,691

Taxable Municipal Obligations — 1.0%

Security	Principal Amount (000’s omitted)	Value
Student Loan — 1.0%
Massachusetts Educational Financing Authority, 1.638%, 7/1/26(6)	$5,000	$5,007,750

Total Taxable Municipal Obligations — 1.0% (identified cost $5,000,000)		$5,007,750

Total Investments — 92.5% (identified cost $435,633,969)		$436,258,441

Other Assets, Less Liabilities — 7.5%		$35,193,217

Net Assets — 100.0%		$471,451,658

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	14.1%
New York	10.9%
Others, representing less than 10% individually	67.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 1.1% of total investments are backed by bond insurance of various financial guaranty assurance agencies.

(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2021.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $15,365,000 or 3.3% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2021.

(4)	Amount is less than 0.05%.

(5)	Issuer is in default with respect to interest and/or principal payments.

(6)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$431,250,691	$—	$431,250,691
Taxable Municipal Obligations	—	5,007,750	—	5,007,750
Total Investments	$—	$436,258,441	$—	$436,258,441

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.